ORGANIZATION AND BUSINESS (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2025 vessel	Apr. 30, 2015 vessel	Dec. 31, 2024 vessel dwt	Dec. 31, 2024 subsidiary dwt vessel	Dec. 31, 2024 dwt contract vessel	Dec. 31, 2023 vessel contract	Dec. 31, 2016 vessel	Oct. 07, 2014 company
Business background [Line Items]
Number of companies involved in the merger | company								2
Number of vessel types | vessel			4
Number of owned vessels | vessel			83	83	83
Number of subsidiaries | subsidiary				1
Newcastlemax Vessels | Minimum
Business background [Line Items]
Vessel tonnage | dwt			200,000	200,000	200,000
Newcastlemax Vessels | Maximum
Business background [Line Items]
Vessel tonnage | dwt			210,000	210,000	210,000
Capesize Vessels | Minimum
Business background [Line Items]
Vessel tonnage | dwt			90,000	90,000	90,000
Capesize Vessels | Maximum
Business background [Line Items]
Vessel tonnage | dwt			200,000	200,000	200,000
Kamsarmax Vessels | Minimum
Business background [Line Items]
Vessel tonnage | dwt			80,000	80,000	80,000
Kamsarmax Vessels | Maximum
Business background [Line Items]
Vessel tonnage | dwt			90,000	90,000	90,000
Panamax Vessels | Minimum
Business background [Line Items]
Vessel tonnage | dwt			65,000	65,000	65,000
Panamax Vessels | Maximum
Business background [Line Items]
Vessel tonnage | dwt			80,000	80,000	80,000
SFL
Business background [Line Items]
Number of vessels sold and leased back | vessel			8
Number of finance leases | vessel			7
Number of vessels sold and leased back | vessel			1			1
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Business background [Line Items]
Number of vessels sold and leased back | vessel			8
Number of operating leases			1		1	2
Number of vessels sold and leased back | vessel		8	8				8
SFL | Subsequent Event
Business background [Line Items]
Number of vessels sold and leased back | vessel	8